SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2021
SHARE-BASED PAYMENT

18.	SHARE-BASED PAYMENT

The Company grants to its eligible employees, stock options and restricted stocks, ruled by plans approved at the General Shareholder’s Meeting, with the purpose of: (i) stimulating the expansion, success and achievement of the Company’s social objectives; (ii) aligning the interests of the Company’s shareholders with those of the eligible employees; and (iii) enabling the Company and its subsidiaries to attract and retain the employees. The limit of grants is 2.5% of the common, registered, book-entry shares with no par value, representative of the Company’s total capital stock.

Annually, or whenever it deems appropriate, the Board of Directors approves the grant of restricted stocks, electing the beneficiaries in favor of which the Company will transfer the restricted stocks, establishing the terms, quantities and conditions of acquisition of rights related to restricted stocks.

The vesting is conditional to the: (i) continuity of the employment relationship with the Company for three years after the grant date; (ii) achievement of a minimum shareholder return defined by the Board of Directors in the granting agreements and measured at the end of the vesting period; or (iii) any other conditions determined by the Board of Directors in each grant.

The breakdown of the outstanding shares granted is set forth as follows:

Date		Quantity		Grant (1)
Grant	Vesting date	Shares granted	Outstanding shares	Fair value of the shares

06.01.19	06.01.22	674,296	189,512	30.61
07.01.19	07.01.22	1,141,353	320,317	30.61
09.16.19	10.01.22	68,605	22,867	30.61
06.01.20	06.01.23	3,571,736	2,180,854	21.28
07.01.21	07.01.24	2,883,737	2,681,969	28.58
		8,339,727	5,395,519
(1)	Amounts expressed in Brazilian Reais.

The rollforward of the granted options and shares for the year ended December 31, 2021, is presented as follows:

Outstanding options/stocks as of December 31, 2020 (1)	7,873,348
Granted
Restricted stocks - July 2021	2,883,737
Exercised / Delivered:
Restricted stocks – grant of June, 2020	(457,939)
Restricted stocks – grant of September, 2019	(18,237)
Restricted stocks – grant of July, 2019	(113,957)
Restricted stocks – grant of June, 2019	(114,271)
Restricted stocks – grant of October, 2018	(240,426)
Forfeiture (2) :
Restricted stocks – grant of July, 2021	(201,769)
Restricted stocks – grant of June, 2020	(820,853)
Restricted stocks – grant of September, 2019	(4,632)
Restricted stocks - grant of July, 2019	(222,964)
Restricted stocks – grant of June, 2019	(110,494)
Restricted stocks - grant of October, 2018	(635,694)
Expired:
Stock options - grant of May, 2016	(1,145,330)
Stock options - grant of April, 2016	(1,275,000)
Outstanding options/stocks as of December 31, 2021	5,395,519
(1)	Includes stock options outstanding on December 31, 2020.
(2)	The forfeitures are related to the resignation of eligible executive before the end of the vesting period.

The Company has registered under shareholders’ equity, the fair value of share-based compensation plans in the amount of R$205,949 (R$223,191 as of December 31, 2020) and in the amount of R$11,816 under non-current liabilities (R$21,521 as of December 31, 2020). In the statement of income for the year ended December 31, 2021 the amount recognized as expense was R$41,684 (R$45,219 for the year ended December 31, 2020).